Segment Disclosure and Related Information - Analysis of Results by Operating Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Information [Line Items]
Sales and other operating revenues	$ 65,756		$ 57,296		$ 48,828
Depreciation, Depletion, Amortization and Impairments, Total	7,336		8,250		8,876
Consolidated equity in earnings of affiliates	1,234		1,368		1,439
Provision for income taxes	8,770		7,863		4,917
Consolidated net income attributable to ConocoPhillips	12,436		11,358		4,414
Investments in and advances to affiliates	32,660		32,235		36,632
Consolidated capital expenditures and investments	12,244		8,611		8,400
Total assets	153,230	[1]	156,314	[1]	152,138
Interest income	170		135		166
Alaska [Member]
Segment Information [Line Items]
Sales and other operating revenues	9,533		7,462		6,428
Depreciation, Depletion, Amortization and Impairments, Total	578		626		694
Consolidated equity in earnings of affiliates	(77)		8		(38)
Provision for income taxes	1,171		1,017		823
Consolidated net income attributable to ConocoPhillips	1,984		1,727		1,534
Investments in and advances to affiliates	58		143		117
Consolidated capital expenditures and investments	774		729		810
Total assets	10,723		10,832		10,449
Lower 48 and Latin America Before Intersegment Eliminations [Member]
Segment Information [Line Items]
Sales and other operating revenues	23,507		21,980		18,303
Intersegment Eliminations Before Lower 48 and Latin America [Member]
Segment Information [Line Items]
Sales and other operating revenues	(283)		(180)		(150)
Lower 48 and Latin America [Member]
Segment Information [Line Items]
Sales and other operating revenues	23,224		21,800		18,153
Depreciation, Depletion, Amortization and Impairments, Total	2,228		2,286		2,718
Consolidated equity in earnings of affiliates	99		80		32
Provision for income taxes	741		595		(37)
Consolidated net income attributable to ConocoPhillips	1,288		1,029		(73)
Investments in and advances to affiliates	1,168		1,190		1,184
Consolidated capital expenditures and investments	3,882		1,790		2,035
Total assets	25,872		24,213		25,098
Interest income	51		54		59
Canada Before Intersegment Eliminations [Member]
Segment Information [Line Items]
Sales and other operating revenues	6,270		6,147		5,412
Intersegment Eliminations Before Canada [Member]
Segment Information [Line Items]
Sales and other operating revenues	(944)		(797)		(703)
Canada [Member]
Segment Information [Line Items]
Sales and other operating revenues	5,326		5,350		4,709
Depreciation, Depletion, Amortization and Impairments, Total	1,758		1,680		1,985
Consolidated equity in earnings of affiliates	677		505		344
Provision for income taxes	(45)		215		(237)
Consolidated net income attributable to ConocoPhillips	91		2,902		(257)
Investments in and advances to affiliates	9,045		8,675		8,320
Consolidated capital expenditures and investments	1,761		1,356		1,176
Total assets	20,847		21,168		23,559
Interest and debt expense	122		140		156
Europe Before Intersegment Eliminations [Member]
Segment Information [Line Items]
Sales and other operating revenues	17,119		12,819		11,852
Intersegment Eliminations Before Europe [Member]
Segment Information [Line Items]
Sales and other operating revenues	(50)		(17)
Europe [Member]
Segment Information [Line Items]
Sales and other operating revenues	17,069		12,802		11,852
Depreciation, Depletion, Amortization and Impairments, Total	1,405		2,049		2,111
Consolidated equity in earnings of affiliates	46		41		30
Provision for income taxes	4,459		3,118		2,272
Consolidated net income attributable to ConocoPhillips	1,830		1,703		1,119
Investments in and advances to affiliates	195		211		204
Consolidated capital expenditures and investments	2,222		1,190		1,144
Total assets	12,452		11,335		12,589
Asia Pacific and Middle East Before Intersegment Eliminations [Member]
Segment Information [Line Items]
Sales and other operating revenues	8,665		7,161		5,463
Intersegment Eliminations Before Asia Pacific and Middle East [Member]
Segment Information [Line Items]
Sales and other operating revenues	(1)		(1)
Asia Pacific and Middle East [Member]
Segment Information [Line Items]
Sales and other operating revenues	8,664		7,160		5,463
Depreciation, Depletion, Amortization and Impairments, Total	1,063		1,329		1,050
Consolidated equity in earnings of affiliates	819		(17)		(68)
Provision for income taxes	1,887		1,340		1,111
Consolidated net income attributable to ConocoPhillips	3,032		2,099		1,322
Investments in and advances to affiliates	11,571		11,335		9,145
Consolidated capital expenditures and investments	2,325		2,157		2,100
Total assets	22,374		21,853		20,206
Interest income	7		8		10
Other International [Member]
Segment Information [Line Items]
Sales and other operating revenues	1,781		2,624		2,184
Depreciation, Depletion, Amortization and Impairments, Total	196		209		210
Consolidated equity in earnings of affiliates	(329)		(540)		(73)
Provision for income taxes	709		1,451		1,173
Consolidated net income attributable to ConocoPhillips	(94)		(261)		20
Investments in and advances to affiliates	381		828		1,978
Consolidated capital expenditures and investments	1,038		1,203		1,001
Total assets	9,070		8,675		8,431
Interest income	18		19		22
LUKOIL Investment [Member]
Segment Information [Line Items]
Depreciation, Depletion, Amortization and Impairments, Total
Consolidated equity in earnings of affiliates			1,295		1,219
Provision for income taxes	123		505		12
Consolidated net income attributable to ConocoPhillips	239		2,513		1,219
Investments in and advances to affiliates					6,411
Consolidated capital expenditures and investments
Total assets			1,129		6,416
Corporate and Other [Member]
Segment Information [Line Items]
Sales and other operating revenues	159		98		39
Depreciation, Depletion, Amortization and Impairments, Total	108		71		108
Consolidated equity in earnings of affiliates	(1)		(4)		(7)
Provision for income taxes	(275)		(378)		(200)
Consolidated net income attributable to ConocoPhillips	(976)		(1,317)		(1,161)
Investments in and advances to affiliates	9
Consolidated capital expenditures and investments	242		186		134
Total assets	8,485		11,974		1,994
Discontinued operations [Member]
Segment Information [Line Items]
Consolidated net income attributable to ConocoPhillips	5,042		963		691
Investments in and advances to affiliates	10,233		9,853		9,273
Total assets	43,407		45,135		43,396
Corporate [Member]
Segment Information [Line Items]
Interest income	94		54		75
Interest and debt expense	$ 832		$ 1,027		$ 1,111

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.